INCOME TAXES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Net operating loss carryforwards	$ 4,400,000	$ 2,500,000
NOL Expiration date	Dec. 31, 2033	Dec. 31, 2032
Gross deferred tax assets		$ 994,000